Other long term obligations (Tables)	12 Months Ended
Dec. 31, 2013
Other Liabilities Disclosure [Abstract]
Schedule of other long term obligations
Other long term obligations are as follows:

	December 31, 2013	December 31, 2012
Liabilities related to equipment leases	$—	$209
Deferred lease inducements (note 17(b))	359	466
Asset retirement obligation (note 17(c))	512	466
Senior executive stock option plan (note 23(c))	940	591
Restricted share unit plan (note 23(d))	3,667	1,742
Directors' deferred stock unit plan (note 23(e))	3,662	2,070
	$9,140	$5,544
Less current portion of:
Restricted share unit plan (note 23(d))	(1,933)	(503)
Directors' deferred share unit plan (note 23(e))	—	(253)
	$7,207	$4,788

Schedule of changes in deferred lease inducements

	December 31, 2013	December 31, 2012
Balance, beginning of year	$466	$574
Amortization of deferred lease inducements	(107)	(108)
Balance, end of year	$359	$466

Schedule of changes in asset retirement obligation
The following table presents a continuity of the liability for the asset retirement obligation:

	December 31, 2013	December 31, 2012
Balance, beginning of year	$466	$424
Accretion expense	46	42
Balance, end of year	$512	$466